OTHER COMPREHENSIVE (LOSS) INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Loss	The tax effects allocated to each component of other comprehensive
(loss)
income were as follows:

Years Ended December 31,	2022	2021	2020

Foreign currency translation adjustment	$(20,305)	$936	$6,272

Unrealized gain on cash flow hedging instruments	—	97	1,205
Income tax expense	—	(27)	(325)
Unrealized gain on cash flow hedging instruments, net of tax	—	70	880

Reclassification of loss (gain) on cash flow hedging instruments into earnings	—	305	(574)
Income tax (benefit) expense	—	(86)	156
Reclassification of loss (gain) on cash flow hedging instruments into earnings, net of tax	—	219	(418)

Other comprehensive (loss) income	$(20,305)	$1,225	$6,734

Schedule of Accumulated Other Comprehensive Loss
The changes in each component of accumulated other comprehensive loss, net of tax, were as follows:

Years Ended December 31,	2022	2021	2020

Foreign currency translation adjustment:
Beginning balance	$(34,176)	$(34,694)	$(38,599)
Current period other comprehensive (loss) income	(13,534)	518	3,905

Ending balance	(47,710)	(34,176)	(34,694)

Cash flow hedging instruments:
Beginning balance	—	(173)	(451)
Current period other comprehensive income	—	43	528
Reclassification adjustment	—	130	(250)
Ending balance	—	—	(173)

Accumulated other comprehensive loss, net of tax	$(47,710)	$(34,176)	$(34,867)